Finance Costs (Details) - Schedule of Finance costs - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Finance Costs [Abstract]
Interest expense		$ 1,938,803	$ 1,606,887
Lease expense	8,464	3,091
Total finance costs	$ 8,464	$ 1,941,894	$ 1,606,887